Subsequent Events (Details Narrative) (10-K) - USD ($) $ / shares in Units, $ in Thousands						1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 19, 2020	Mar. 15, 2020	Mar. 03, 2020	Feb. 12, 2020	Dec. 31, 2019	Feb. 29, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Alloted in private issuance			979,754		3,413,312
Shares issued price per share			$ 0.968		$ 0.968			$ 0.968
Number of common stock			2		2			2
Common stock par value	$ 0.001		$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001
Proceeds from issuance of common stock			$ 3,300				$ 3,300	$ 3,300
Proceeds from exercise of warrant			$ 948
Options granted	4,367,515						4,944,403
Convertible shares	1
Common stock, exercise price	$ 0.29
Employees, Consultants, Directors and Other Service Providers [Member]
Options granted		576,888
Directors [Member]
Options granted		576,888
Convertible shares		1
Common stock, exercise price		$ 0.29
Quaterly fee		$ 4,000
2020 Share Incentive Plan [Member]
Number of common stock		1		1
Common stock par value		$ 0.001		$ 0.001
Options granted		576,888		4,367,515
Common stock, exercise price		$ 0.29		$ 0.29
2020 Share Incentive Plan [Member] | Employees, Consultants, Directors and Other Service Providers [Member]
Options granted						5,228,007
Warrant A [Member]
Number of warrants			1		1			1
Warrants exercise price			$ 0.595				$ 0.595
Warrant term			12 months
Warrant B [Member]
Number of warrants			1		2			2
Warrants exercise price			$ 0.893				$ 0.893
Warrant term			18 months
Each Warrant A [Member]
Number of warrants			1		1		1	1
Warrants exercise price			$ 0.595		$ 0.595		$ 0.595	$ 0.595
Warrant term			12 months		12 months		12 months	12 months
Each Warrant B [Member]
Number of warrants			1		1		1	1
Warrants exercise price			$ 0.893		$ 0.893		$ 0.893	$ 0.893
Warrant term			18 months		18 months		18 months	18 months